Exhibit 99.1

World Omni Auto Receivables Trust 2019-B
Monthly Servicer Certificate
April 30, 2022

Dates Covered
Collections Period	04/01/22 - 04/30/22
Interest Accrual Period	04/15/22 - 05/15/22
30/360 Days	30
Actual/360 Days	31
Distribution Date	05/16/22

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 03/31/22	176,518,731.42	13,344
Yield Supplement Overcollateralization Amount 03/31/22	4,784,425.50	0
Receivables Balance 03/31/22	181,303,156.92	13,344
Principal Payments	9,389,148.23	296
Defaulted Receivables	75,873.42	4
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 04/30/22	4,399,112.44	0
Pool Balance at 04/30/22	167,439,022.83	13,044

Pool Statistics	$ Amount	# of Accounts
Pool Factor	19.54%
Prepayment ABS Speed	1.20%
Aggregate Starting Principal Balance	879,483,109.18	36,170

Delinquent Receivables:
Past Due 31-60 days	1,827,310.14	98
Past Due 61-90 days	478,141.68	28
Past Due 91-120 days	100,822.97	5
Past Due 121+ days	0.00	0
Total	2,406,274.79	131

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.40%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.34%
Delinquency Trigger Occurred	NO

Recoveries	62,290.55
Aggregate Net Losses/(Gains) - April 2022	13,582.87
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.09%
Prior Net Losses/(Gains) Ratio	0.33%
Second Prior Net Losses/(Gains) Ratio	-0.51%
Third Prior Net Losses/(Gains) Ratio	-0.19%
Four Month Average	-0.07%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.78%

Overcollateralization Target Amount	4,150,650.57
Actual Overcollateralization	4,150,650.57
Weighted Average Contract Rate	4.31%
Weighted Average Contract Rate, Yield Adjusted	6.40%
Weighted Average Remaining Term	31.88

Flow of Funds	$ Amount
Collections	10,092,458.67
Investment Earnings on Cash Accounts	588.63
Servicing Fee	(151,085.96)
Transfer to Collection Account	-
Available Funds	9,941,961.34

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	294,823.19
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	59,345.00
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	31,436.25
(7) Noteholders' Third Priority Principal Distributable Amount	4,929,058.02
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	4,150,650.57
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	476,648.31
(12) Collection Account Redeposits	-

Total Distributions of Available Funds	9,941,961.34

Servicing Fee	151,085.96
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	790,700,000.00
Original Class B	24,900,000.00
Original Class C	12,450,000.00

Total Class A, B, & C
Note Balance @ 04/15/22	172,368,080.85
Principal Paid	9,079,708.59
Note Balance @ 05/16/22	163,288,372.26

Class A-1
Note Balance @ 04/15/22	0.00
Principal Paid	0.00
Note Balance @ 05/16/22	0.00
Note Factor @ 05/16/22	0.0000000%

Class A-2
Note Balance @ 04/15/22	0.00
Principal Paid	0.00
Note Balance @ 05/16/22	0.00
Note Factor @ 05/16/22	0.0000000%

Class A-3
Note Balance @ 04/15/22	53,198,080.85
Principal Paid	9,079,708.59
Note Balance @ 05/16/22	44,118,372.26
Note Factor @ 05/16/22	16.4045409%

Class A-4
Note Balance @ 04/15/22	81,820,000.00
Principal Paid	0.00
Note Balance @ 05/16/22	81,820,000.00
Note Factor @ 05/16/22	100.0000000%

Class B
Note Balance @ 04/15/22	24,900,000.00
Principal Paid	0.00
Note Balance @ 05/16/22	24,900,000.00
Note Factor @ 05/16/22	100.0000000%

Class C
Note Balance @ 04/15/22	12,450,000.00
Principal Paid	0.00
Note Balance @ 05/16/22	12,450,000.00
Note Factor @ 05/16/22	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	385,604.44
Total Principal Paid	9,079,708.59
Total Paid	9,465,313.03

Class A-1
Coupon	2.54330%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	2.63000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	2.59000%
Interest Paid	114,819.19
Principal Paid	9,079,708.59
Total Paid to A-3 Holders	9,194,527.78

Class A-4
Coupon	2.64000%
Interest Paid	180,004.00
Principal Paid	0.00
Total Paid to A-4 Holders	180,004.00

Class B
Coupon	2.86000%
Interest Paid	59,345.00
Principal Paid	0.00
Total Paid to B Holders	59,345.00

Class C
Coupon	3.03000%
Interest Paid	31,436.25
Principal Paid	0.00
Total Paid to C Holders	31,436.25

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.4656777
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	10.9651695
Total Distribution Amount	11.4308472

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.4269324
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	33.7610939
Total A-3 Distribution Amount	34.1880263

A-4 Interest Distribution Amount	2.2000000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.2000000

B Interest Distribution Amount	2.3833333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.3833333

C Interest Distribution Amount	2.5250000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	2.5250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	542.87
Noteholders' Principal Distributable Amount	457.13

Account Balances	$ Amount
Reserve Account
Balance as of 04/15/22	2,075,325.29
Investment Earnings	488.96
Investment Earnings Paid	(488.96)
Deposit/(Withdrawal)	-
Balance as of 05/16/22	2,075,325.29
Change	-

Required Reserve Amount	2,075,325.29

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$582,247.54	$464,553.18	$601,311.73
Number of Extensions	32	23	34
Ratio of extensions to Beginning of Period Receivables Balance	0.32%	0.24%	0.30%